Note 10 - Premises and Equipment	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
NOTE
1
0
Premises and Equipment
A summary of premises and equipment at
December 31
,
2017
and
2016
is as follows:

(Dollars in thousands)	201 7	201 6
Land	$2,021	2,021
Office buildings and improvements	9,844	9,666
Furniture and equipment	12,507	12,478
	24,372	24,165
Accumulated depreciation	(16,146)	(15,942)
	$8,226	8,223